S000006641 [Member] Investment Strategy - Loomis Sayles Global Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis Sayles believes have similar economic characteristics, such as notes, debentures and loans). The Fund invests primarily in investment-grade fixed-income securities worldwide, although it may invest up to 20% of its assets in below investment-grade fixed-income securities (commonly known as “junk bonds”). Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) have rated the securities in one of their respective top four rating categories). The Fund’s fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. Securities held by the Fund may be denominated in any currency and may be issued by issuers located in countries with emerging securities markets. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in foreign currencies and may engage in other foreign currency transactions (such as forward currency contracts) for investment or hedging purposes.
In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, including, for example, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles’ expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).
Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities that are attractively valued relative to the Loomis Sayles’ credit research team’s assessment of credit risk. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, Loomis Sayles analyzes political, economic and other fundamental factors and combines this analysis with a comparison of the yield spreads of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Third, if a security that is believed to be attractive is denominated in a foreign currency, Loomis Sayles analyzes whether to accept or to hedge the currency risk.
In assessing both risks and opportunities related to the Fund’s investments, Loomis Sayles seeks to take into account the factors that may influence an investment’s performance over time. This includes material environmental, social, and governance (“ESG”) risks and opportunities (those which could cause a material impact on the value of an investment).
In integrating risks and opportunities into its investment process, Loomis Sayles takes into account ESG factors that it deems may be material to an investment, such as carbon intensity, renewable energy usage from low carbon sources, workplace diversity, and board composition, at all stages of the investment management process, including strategy development, investment analysis and due diligence, and portfolio construction (including at the point where the investment team considers investment opportunities), and as part of its ongoing monitoring and risk analysis.
To the extent that Loomis Sayles concludes that there is an ESG risk associated with an investment, Loomis Sayles assesses the probability and potential impact of that ESG risk against the potential pecuniary advantage to the Fund of making the investment. If Loomis Sayles believes the potential pecuniary advantage outweighs the actual or potential impact of the ESG risk, then Loomis Sayles may still make the investment.
The fixed-income securities in which the Fund may invest include, among other instruments, corporate bonds and other debt securities, U.S. government securities, commercial paper, zero-coupon securities, securitized and mortgage-related securities (including senior and junior loans, mortgage dollar rolls and collateralized mortgage obligations) and other asset-backed securities, when-issued securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), other privately placed investments such as private credit investments, bank loans, structured notes, collateralized loan obligations, repurchase agreements and convertible securities. The Fund may also engage in options and futures transactions and swap transactions (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).